Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
NET REVENUE	$ 59,867	$ 43,484
COST OF REVENUE	33,031	24,056
GROSS MARGIN	26,836	19,428
OPERATING EXPENSES
General and administrative	15,843	12,331
Research and development	2,281	543
Sales and marketing	7,501	6,963
Total operating expenses	25,625	19,837
INCOME (LOSS) FROM OPERATIONS	1,211	(409)
INTEREST AND OTHER INCOME / (EXPENSE) - NET	(1,146)	(768)
INCOME (LOSS) BEFORE TAXES	65	(1,177)
INCOME TAXES	0	0
NET INCOME (LOSS)	$ 65	$ (1,177)
NET INCOME (LOSS) PER SHARE - Basic	$ 0.00	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic	45,027,010	42,758,252
NET INCOME (LOSS) PER SHARE -Diluted	$ 0.00	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Diluted	48,715,063	42,758,252